SUPPLEMENT DATED NOVEMBER 18, 2021
TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS,
STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF
TRIMTABS U.S. FREE CASH FLOW QUALITY ETF (TTAC)
(a series of TrimTabs ETF Trust)

Important Notice to Investors

Effective November 29, 2021, the TrimTabs U.S. Free Cash Flow Quality ETF (the “Fund”) will change its name to FCF US Quality ETF. In addition, in connection with a rebranding, TrimTabs Asset Management, LLC (the “Adviser”) will change its name to FCF Advisors LLC.
Accordingly, effective November 29, 2021, all references in the Summary Prospectus, Statutory Prospectus and SAI to the Fund and the Adviser will be revised as follows:

Current Name	New Name
TrimTabs U.S. Free Cash Flow Quality ETF	FCF US Quality ETF
TrimTabs Asset Management, LLC	FCF Advisors LLC

These name changes will not result in any changes to the Fund’s principal investment strategy or portfolio management team.

Please keep this supplement with your Summary Prospectus, Statutory Prospectus and SAI for future reference.

SUPPLEMENT DATED NOVEMBER 18, 2021
TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS,
STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF
TRIMTABS INTERNATIONAL FREE CASH FLOW QUALITY ETF (TTAI)
(a series of TrimTabs ETF Trust)

Important Notice to Investors

Effective November 29, 2021, the TrimTabs International Free Cash Flow Quality ETF (the “Fund”) will change its name to FCF International Quality ETF. In addition, in connection with a rebranding, TrimTabs Asset Management, LLC (the “Adviser”) will change its name to FCF Advisors LLC.
Accordingly, effective November 29, 2021, all references in the Summary Prospectus, Statutory Prospectus and SAI to the Fund and the Adviser will be revised as follows:

Current Name	New Name
TrimTabs International Free Cash Flow Quality ETF	FCF International Quality ETF
TrimTabs Asset Management, LLC	FCF Advisors LLC

These name changes will not result in any changes to the Fund’s principal investment strategy or portfolio management team.

Please keep this supplement with your Summary Prospectus, Statutory Prospectus and SAI for future reference.

SUPPLEMENT DATED NOVEMBER 18, 2021
TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS,
STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF
TRIMTABS DONOGHUE FORLINES RISK MANAGED INNOVATION ETF (DFNV)
(a series of TrimTabs ETF Trust)

Important Notice to Investors

Effective November 29, 2021, the TrimTabs Donoghue Forlines Risk Managed Innovation ETF (the “Fund”) will change its name to Donoghue Forlines Risk Managed Innovation ETF and the name of the Fund’s underlying index will change to FCF Risk Managed Quality Innovation Index.

In addition, in connection with a rebranding, TrimTabs Asset Management, LLC (the “Adviser”) will change its name to FCF Advisors LLC and TTAM, LLC (the “Index Provider”) will change its name to FCF Indexes LLC.

Accordingly, effective November 29, 2021, all references in the Summary Prospectus, Statutory Prospectus and SAI to the Fund, its underlying index, the Adviser and the Index Provider will be revised as follows:

Current Name	New Name
TrimTabs Donoghue Forlines Risk Managed Innovation ETF	Donoghue Forlines Risk Managed Innovation ETF
TrimTabs Donoghue Forlines Risk Managed Free Cash Flow Innovation Index	FCF Risk Managed Quality Innovation Index
TrimTabs Asset Management, LLC	FCF Advisors LLC
TTAM, LLC	FCF Indexes LLC

These name changes will not result in any changes to the Fund’s principal investment strategy, its underlying index methodology or its portfolio management team.

Please keep this supplement with your Summary Prospectus, Statutory Prospectus and SAI for future reference.

SUPPLEMENT DATED NOVEMBER 18, 2021
TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS,
STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF
TRIMTABS DONOGHUE FORLINES TACTICAL HIGH YIELD ETF (DFHY)
(a series of TrimTabs ETF Trust)

Important Notice to Investors

Effective November 29, 2021, the TrimTabs Donoghue Forlines Tactical High Yield ETF (the “Fund”) will change its name to Donoghue Forlines Tactical High Yield ETF and the name of the Fund’s underlying index will change to FCF Tactical High Yield Index.

In addition, in connection with a rebranding, TrimTabs Asset Management, LLC (the “Adviser”) will change its name to FCF Advisors LLC and TTAM, LLC (the “Index Provider”) will change its name to FCF Indexes LLC.

Accordingly, effective November 29, 2021, all references in the Summary Prospectus, Statutory Prospectus and SAI to the Fund, its underlying index, the Adviser and the Index Provider will be revised as follows:

Current Name	New Name
TrimTabs Donoghue Forlines Tactical High Yield ETF	Donoghue Forlines Tactical High Yield ETF
TrimTabs Donoghue Forlines Tactical High Yield Index	FCF Tactical High Yield Index
TrimTabs Asset Management, LLC	FCF Advisors LLC
TTAM, LLC	FCF Indexes LLC

These name changes will not result in any changes to the Fund’s principal investment strategy, its underlying index methodology or its portfolio management team.

Please keep this supplement with your Summary Prospectus, Statutory Prospectus and SAI for future reference.